Derivative Financial Instruments for Hedging Purposes (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments for Hedging Purposes [Abstract]
Schedule of bank's portfolio of derivative instruments
Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Assets
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges
Currency forward	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap and cross currency swap	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Call currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Currency forward	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap		—		—		—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap and cross currency swap	—	—	—	—	—	—	167,199	35,706	135,025	322,894	122,127	108,759	111,547	895,312	535,898	1,362,671	27,077	277,802
Call currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	167,199	35,706	135,025	322,894	122,127	108,759	111,547	895,312	535,898	1,362,671	27,077	277,802
Total	—	—	—	—	—	—	167,199	35,706	135,025	322,894	122,127	108,759	111,547	895,312	535,898	1,362,671	27,077	277,802

	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges
Currency forward	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap and cross currency swap	—	—	—	—	—	—	—	1,788	—	—	—	—	—	—	—	1,788	—	608
Call currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	1,788	—	—	—	—	—	—	—	1,788	—	608

Cash flow hedge derivatives
Currency forward	—	—	—	—	—	3,099	—	—	—	—	—	—	—	—	—	3,099	—	88
Interest rate swap	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap and cross currency swap	—	—	—	—	—	—	63,587	—	123,214	—	129,166	—	1,151,878	—	1,467,845	—	223,016	—
Call currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	3,099	63,587	—	123,214	—	129,166	—	1,151,878	—	1,467,845	3,099	223,016	88
Total	—	—	—	—	—	3,099	63,587	1,788	123,214	—	129,166	—	1,151,878	—	1,467,845	4,887	223,016	696

Schedule of details of the hedged elements and hedge instruments under fair value hedges
	As of December 31,
	2022	2021
	MCh$	MCh$
Notional Amounts
Hedged element
Commercial loans	—	1,788
Corporate bonds	—	—

Hedge instrument
Cross currency swap	—	1,788
Interest rate swap	—	—

Schedule of cash flows of borrowings from banks and bonds issued abroad
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Outflows:
Corporate Bond EUR	—	—	—	—	—	—	(1,533)	(1,626)	(45,839)	(3,252)	(1,646)	(47,854)	(52,347)	(56,380)	(101,365)	(109,112)
Corporate Bond HKD	—	—	—	—	—	—	(92,127)	(15,897)	(92,999)	(105,828)	(161,662)	(91,271)	(158,619)	(309,896)	(505,407)	(522,892)
Corporate Bond PEN	—	—	—	—	(3,172)	(841)	(3,172)	(841)	(12,689)	(3,366)	(12,689)	(3,366)	(163,094)	(43,383)	(194,816)	(51,797)
Corporate Bond CHF	—	—	(378)	(64)	—	—	(106,877)	(958)	(139,270)	(249,008)	(120,501)	(764)	—	(121,521)	(367,026)	(372,315)
Corporate Bond USD	—	—	—	—	—	—	(14,520)	(1,814)	(29,039)	(3,629)	(22,684)	(3,629)	(526,617)	(46,260)	(592,860)	(55,332)
Obligation USD	—	—	—	—	—	—	(59,876)	(427)	—	(60,047)	—	—	—	—	(59,876)	(60,474)
Corporate Bond JPY	—	—	—	—	(113)	(130)	(1,740)	(39,208)	(3,705)	(4,249)	(3,705)	(4,249)	(209,193)	(242,020)	(218,456)	(289,856)
Corporate Bond AUD	—	—	—	—	(1,138)	(1,220)	(4,487)	(4,794)	(11,254)	(12,024)	(11,252)	(12,023)	(242,281)	(264,901)	(270,412)	(294,962)
Corporate Bond NOK	—	—	—	—	—	—	(2,366)	(2,646)	(4,732)	(5,292)	(4,732)	(5,292)	(69,621)	(80,515)	(81,451)	(93,745)

Hedge instrument
Inflows:
Cross Currency Swap EUR	—	—	—	—	—	—	1,533	1,626	45,839	3,252	1,646	47,854	52,347	56,380	101,365	109,112
Cross Currency Swap HKD	—	—	—	—	—	—	92,127	15,897	92,999	105,828	161,662	91,271	158,619	309,896	505,407	522,892
Cross Currency Swap PEN	—	—	—	—	3,172	841	3,172	841	12,689	3,366	12,689	3,366	163,094	43,383	194,816	51,797
Cross Currency Swap CHF	—	—	378	64	—	—	106,877	958	139,270	249,008	120,501	764	—	121,521	367,026	372,315
Cross Currency Swap USD	—	—	—	—	—	—	14,520	1,814	29,039	3,629	22,684	3,629	526,617	46,260	592,860	55,332
Cross Currency Swap USD	—	—	—	—	—	—	59,876	427	—	60,047	—	—	—	—	59,876	60,474
Cross Currency Swap JPY	—	—	—	—	113	130	1,740	39,208	3,705	4,249	3,705	4,249	209,193	242,020	218,456	289,856
Cross Currency Swap AUD	—	—	—	—	1,138	1,220	4,487	4,794	11,254	12,024	11,252	12,023	242,281	264,901	270,412	294,962
Cross Currency Swap NOK	—	—	—	—	—	—	2,366	2,646	4,732	5,292	4,732	5,292	69,621	80,515	81,451	93,745

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Inflows:
Cash flows in CLF	—	—	1,437	537	1,742	4,031	268,092	59,853	327,478	370,886	309,408	144,432	1,389,012	968,900	2,297,169	1,548,639

Hedge instrument
Outflows:
Cross Currency Swap HKD	—	—	(193)	(171)	—	—	(76,545)	(9,630)	(91,880)	(75,575)	(135,953)	(79,358)	(113,472)	(214,067)	(418,043)	(378,801)
Cross Currency Swap PEN	—	—	—	—	(745)	(51)	(789)	(52)	(3,058)	(207)	(3,070)	(206)	(116,033)	(33,974)	(123,695)	(34,490)
Cross Currency Swap JPY	—	—	—	—	(387)	(341)	(4,358)	(40,029)	(9,503)	(8,388)	(9,490)	(8,376)	(281,160)	(252,362)	(304,898)	(309,496)
Cross Currency Swap USD	—	—	—	—	—	—	(74,623)	(1,104)	(21,023)	(57,936)	(21,052)	(1,402)	(526,067)	(39,368)	(642,765)	(99,810)
Cross Currency Swap CHF	—	—	(1,244)	(366)	—	—	(107,515)	(5,281)	(143,166)	(220,166)	(132,878)	(4,387)	—	(115,104)	(384,803)	(345,304)
Cross Currency Swap EUR	—	—	—	—	—	—	(2,298)	(2,028)	(53,703)	(4,070)	(1,824)	(46,165)	(53,057)	(47,638)	(110,882)	(99,901)
Cross Currency Swap AUD	—	—	—	—	(610)	(540)	(1,211)	(1,064)	(3,636)	(3,212)	(3,634)	(3,208)	(221,509)	(197,125)	(230,600)	(205,149)
Cross Currency Swap NOK	—	—	—	—	—	—	(753)	(665)	(1,509)	(1,332)	(1,507)	(1,330)	(77,714)	(69,262)	(81,483)	(72,589)
Forward UF	—	—	—	—	—	(3,099)	—	—	—	—	—	—	—	—	—	(3,099)

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—